Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 10, 2025	Jan. 08, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee’s charter sets forth certain provisions relating to the consideration and granting of annual equity-based awards and other compensation.
The Compensation Committee is required to establish a schedule for the consideration and granting of annual equity-based and other compensation, and the meeting to approve any annual equity-based awards and incentive compensation awards shall promptly follow the announcement of the Company’s year-end earnings (except as the Compensation Committee may otherwise agree). The Compensation Committee also has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees. Generally, the Compensation Committee does not take material non-public information into account when determining the timing of the grant of equity awards, including options. However, the Company’s employment agreement with Mr. Dolan provided the Compensation Committee the discretion to delay the grant of the 2025 non-qualified performance vesting option grant while there was material non-public information. When the Compensation Committee has had the discretion to delay the grant of an equity award because of material non-public information, the Compensation Committee has considered (i) the nature of material non-public information, (ii) the length of time until the material non-public information will be disclosed, and (iii) the lack of certainty surrounding the material non-public information and the potential impact the material non-public information could have on the Company’s stock price. The timing of the release of material non-public information is not based on affecting the value of executive compensation.
In addition, the Compensation Committee’s charter sets forth certain procedural matters relating to the granting of stock options.

Award Timing Method
The Compensation Committee is required to establish a schedule for the consideration and granting of annual equity-based and other compensation, and the meeting to approve any annual equity-based awards and incentive compensation awards shall promptly follow the announcement of the Company’s year-end earnings (except as the Compensation Committee may otherwise agree). The Compensation Committee also has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Generally, the Compensation Committee does not take material non-public information into account when determining the timing of the grant of equity awards, including options. However, the Company’s employment agreement with Mr. Dolan provided the Compensation Committee the discretion to delay the grant of the 2025 non-qualified performance vesting option grant while there was material non-public information. When the Compensation Committee has had the discretion to delay the grant of an equity award because of material non-public information, the Compensation Committee has considered (i) the nature of material non-public information, (ii) the length of time until the material non-public information will be disclosed, and (iii) the lack of certainty surrounding the material non-public information and the potential impact the material non-public information could have on the Company’s stock price. The timing of the release of material non-public information is not based on affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh.)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material nonpublic information
James L. Dolan	1/8/2025	984,700	41.37	13,027,275	0.56%	(1)
					0.07%	(2)

______________
(1)Calculated using the closing price of Class A Common Stock on the NYSE on January 8, 2025 and January 10, 2025, of $41.37, and $41.60, per share, respectively, relating to the filing of the CFO Appointment 8-K.
(2)Calculated using the closing price of Class A Common Stock on the NYSE on January 10, 2025 and January 13, 2025, of $41.60, and $41.63, per share, respectively, relating to the filing of the Forbearance Agreement 8-K.

James L. Dolan [Member]
Awards Close in Time to MNPI Disclosures
Name			James L. Dolan
Underlying Securities | shares			984,700
Exercise Price | $ / shares			$ 41.37
Fair Value as of Grant Date | $			$ 13,027,275
Underlying Security Market Price Change		0.0007	0.0056